Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets and Financial Liabilities

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments” (“IFRS 9”):

	December 31,
	2025	2024
Financial assets:
Cash, cash equivalents and restricted deposits	$4,611	$1,560
Current maturities of long-term loan	451	-
Other receivables	97	449
Related parties	15	4,239

Total financial assets at amortized cost	5,174	6,248

Investments in financial assets at fair value	997	871

Financial liabilities:

Credit from others	85	75
Loans	356	-
Lease liability	10	48

Total financial and lease liabilities	$451	$123

Schedule of Company's Financial Instruments

The following table presents the Level 1-3 financial instruments as of December 31, 2025, and 2024:

	Carrying amount	Fair Value
	December 31,	December 31, 2025
	2025	Level 1	Level 2	Level 3
Investments in short-term financial assets	$-	$-	$-	$-
Investments in financial assets	$997	$997	$-	$-
Current maturities of long-term loan (see note 8c)	$451	$-	$-	$451

	Carrying amount	Fair Value
	December 31,	December 31, 2024
	2024	Level 1	Level 2	Level 3
Investments in short-term financial assets	$517	$517	$-	$-
Investments in financial assets	$354	$354	$-	$-
Loans to a related party (see note 8c)	$4,224	$-	$-	$4,224

Schedule of Contractual Maturities of Financial Liabilities

Below is an analysis of contractual maturities of financial liabilities, including estimated interest payments and the effect of discounting, as at December 31, 2025 and 2024:

	Carrying Amount	Contractual Cash flow	1 year	2-5 years
December 31, 2025
Accounts payable	783	783	783	-
Other payables	270	270	270	-
Related parties	726	726	504	222
Current maturities of long-term loans	356	356	356	-
Accrued legal contingency	340	340	340	-
	2,475	2,475	2,253	222

	Carrying Amount	Contractual Cash flow	1 year	2-5 years
December 31, 2024
Accounts payable	816	816	816	-
Other payables	242	242	242	-
Lease liability	9	9	-	9
Accrued legal contingency	341	341	341	-
	1,408	1,408	1,399	9

Schedule of Financial Instruments

The table below presents the change in the Company’s financial instruments as of December 31, 2025:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Balance as of January 1, 2025	871	-	4,224	5,095
Loan to related party			2,000	2,000
Interest on loan			200	200
Impairment of loan	-	-	(5,973)	(5,973)
Change in fair value	126	-	-	126
Balance as of December 31, 2025	997	-	451	1,448